Fair value of financial instruments - Sensitivity analysis of valuations using unobservable inputs (Details) - Significant unobservable inputs (Level 3) [member] - Recurring fair value measurement [member] - GBP (£)
£ in Millions
		Jun. 30, 2020	Dec. 31, 2019
Favourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		£ 1,101	£ 790
Favourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		4	8
Unfavourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(1,591)	(1,219)
Unfavourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(4)	(8)
Corporate debt [member] | Favourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		23	11
Corporate debt [member] | Favourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Corporate debt [member] | Unfavourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(23)	(16)
Corporate debt [member] | Unfavourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Non-asset-backed loans [member] | Favourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		253	214
Non-asset-backed loans [member] | Favourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		4	8
Non-asset-backed loans [member] | Unfavourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(558)	(492)
Non-asset-backed loans [member] | Unfavourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(4)	(8)
Equity cash products [member] | Favourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		164	123
Equity cash products [member] | Favourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Equity cash products [member] | Unfavourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(206)	(175)
Equity cash products [member] | Unfavourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Private equity investments [member] | Favourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		236	205
Private equity investments [member] | Favourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Private equity investments [member] | Unfavourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(269)	(235)
Private equity investments [member] | Unfavourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Other [member] | Favourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	[1]	2	1
Other [member] | Favourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	[1]	0	0
Other [member] | Unfavourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	[1]	(2)	(1)
Other [member] | Unfavourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	[1]	0	0
Interest rate derivatives [member] | Favourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		138	44
Interest rate derivatives [member] | Favourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Interest rate derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(255)	(127)
Interest rate derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Foreign exchange derivatives [member] | Favourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		7	5
Foreign exchange derivatives [member] | Favourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Foreign exchange derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(11)	(7)
Foreign exchange derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Credit derivatives [member] | Favourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		127	73
Credit derivatives [member] | Favourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Credit derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(109)	(47)
Credit derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Equity derivatives [member] | Favourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		151	114
Equity derivatives [member] | Favourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Equity derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(158)	(119)
Equity derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Commodity derivatives [member] | Favourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Commodity derivatives [member] | Favourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Commodity derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Commodity derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		£ 0	£ 0

[1]	Other includes commercial real estate loans, funds and fund-linked products, asset backed loans, issued debt, commercial paper, government sponsored debt and investment property.